Discontinued Operations	6 Months Ended
Jun. 30, 2026
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS

NOTE 3 – DISCONTINUED OPERATIONS

On June 17, 2026, the Company entered into a share purchase agreement (the “Share Purchase Agreement”) with Sterling Oat Ltd. (the “Buyer”), pursuant to which the Company agreed to sell all of its shares in Ohmyhome BVI to the Buyer for a purchase price of $1 (the “Divestiture”).

Ohmyhome BVI is the holding company of Ohmyhome Singapore and its subsidiaries, which are engaged in providing real estate brokerage and property-related services in Singapore and Malaysia. These services include property brokerage, property management, renovation and home improvement services, mortgage referrals, legal referrals and other ancillary property-related services. The Board approved the Divestiture after evaluating the declining revenues and ongoing operating losses of Ohmyhome BVI and its subsidiaries. The transaction aligns with the Company’s plan to exit its real estate brokerage and property-related services business and focus on expanding its digital marketing services business.

The discontinued operations represent a strategic shift that has a major effect on the Company’s operations and financial results, which triggers discontinued operations accounting in accordance with ASC 205-20-45.

The results of discontinued operations of Ohmyhome BVI for the six months ended June 30, 2026 and 2025 are as follows:

	For the Six Months Ended June 30,
	2025	2026	2026
	SGD	SGD	USD
Revenues	6,654,671	5,587,022	4,316,636
Cost of revenues	(4,563,601)	(2,039,259)	(1,575,569)
Gross profit	2,091,070	3,547,763	2,741,067
Operating expenses	(3,904,379)	(4,457,703)	(3,444,103)
Loss from discontinued operations	(1,813,309)	(909,940)	(703,036)
Other income (loss), net	(427,847)	(349,069)	(269,699)
Loss before tax	(2,241,156)	(1,259,009)	(972,735)
Income tax benefit	-	-	-
Net loss from discontinued operations	(2,241,156)	(1,259,009)	(972,735)

Assets and liabilities of the discontinued operations of Ohmyhome BVI as of December 31, 2025 were as follows

December 31, 2025
SGD
ASSETS
Current assets
Cash and cash equivalents	439,268
Accounts receivable, net	621,949
Prepayments	388,027
Other current assets, net	50,732
Total current assets of discontinued operations	1,499,976

Non-current assets
Deposits	106,447
Property and equipment, net	64,908
Other Receivables	130,356
Intangible asset	1,837,351
Goodwill	916,472
Total non-current assets of discontinued operations	3,055,534

Total assets of discontinued operations	4,555,510

LIABILITIES AND SHAREHOLDERS
Current liabilities
Accounts payable	871,442
Contract liabilities	24,386
Amount due to a consolidated entity	19,019,173
Accrued liabilities and other payables	3,311,369
Bank loans, current portion	3,867
Operating lease obligation	10,424
Taxes payable	148,928
Total current liabilities of discontinued operations	23,389,589

Non-current liabilities:
Total non-current liabilities of discontinued operations	-

Total liabilities of discontinued operations	23,389,589

Net loss from discontinued operations amounted to SGD1,259,009 (2025: SGD2,241,156), presented in the Consolidated Statements of Operations and Comprehensive Loss represents the Company's loss of disposal of the discontinued operations of US$517,968 (2025: Nil), and net loss generated from the discontinued operations from January 1, 2026 till date of disposal, amounted to SGD741,041 (2025: from January 1, 2025 to June 30, 2025, amounted to SGD2,241,156).

The loss of disposal of the discontinued operations of SGD517,968 was computed as the difference between the aggregation of the followings:

-	The fair value of consideration received of SGD 1.

-	The carrying amount of non-controlling interest with deficit balance of SGD577,075 in the former subsidiaries at the date of deconsolidation.

-	The carrying amount of the net assets of the former subsidiaries of SGD337,486.

-	Reclassification of accumulated other comprehensive income (foreign currency translation adjustment) to net income of SGD396,592.